INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

As of December 31, 2021 and 2020, intangible assets consist of:

	Software and software
	development costs	Trademarks	Total
Gross carrying amounts Balance as of January 1, 2020	$4,030,482	881,245	4,911,727
Foreign currency translation	266,062	58,173	324,235
Balance as of December 31, 2020	4,296,545	939,419	5,235,964
Foreign currency translation	120,868	26,427	147,295
Balance as of December 31, 2021	4,417,413	965,846	5,383,259
Accumulated amortization Balance as of January 1, 2020	4,030,482	879,749	4,910,231
Amortization expense	-	1,510	1,510
Foreign currency translation	266,062	58,160	324,221
Balance as of December 31, 2020	4,296,545	939,419	5,235,964
Amortization expense	-	-	-
Foreign currency translation	120,868	26,427	147,295
Balance as of December 31, 2021	4,417,413	965,846	5,383,259
Intangible assets, net	$-	$-	$-